Property, Plant and Equipment - Summary of Provision for Obsolescence of Materials and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	$ 17,712	$ 17,510
Amount at end of year	18,736	17,712	$ 17,510
Provision for Obsolescence of Materials and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	171	151	123
Increases charged to profit or loss	53	24	30
Applications due to utilization	(2)	(4)	(1)
Translation effect	0	(2)	(1)
Adjustment for inflation	1	2
Amount at end of year	$ 223	$ 171	$ 151